Debt - AerFunding Revolving Credit Facility and Credit Agreement (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2022
Term loan | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	30 months	32 months
Charitable Trust | AerFunding
Debt Instrument [Line Items]
Ownership percentage			95.00%
AerCap Ireland | AerFunding
Debt Instrument [Line Items]
Ownership percentage			5.00%